ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable	$ 1,194,659	$ 879,347
Accrued payroll, taxes and vacation	202,339	305,259
Other	116,763	36,589
Total	$ 1,513,761	$ 1,221,195